FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of long-term debt and derivative financial instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	$ (6,824.3)	$ (7,619.7)
Carrying value | Forward contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	(1.5)	6.9
Carrying value | Interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	(7.2)	(7.2)
Carrying value | Cross-currency swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	33.0	141.5
Fair value
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	(6,849.3)	(7,540.0)
Fair value | Cash flow hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	24.3	141.2
Fair value | Forward contract
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	(1.5)	6.9
Fair value | Interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	(7.2)	(7.2)
Fair value | Cross-currency swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Derivative financial asset (liability)	$ 33.0	$ 141.5